Trade and other receivables (Details) - GBP (£) £ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Trade receivables	£ 11		£ 329
Prepayments	6,426	355	376
Other receivables	131	282	301
Total trade and other receivables	6,568	637	1,006
Less: non-current portion
Current portion	£ 6,568	£ 637	£ 1,006